INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11—INCOME TAXES

As of December 31, 2024 and 2023, the Company had net operating loss carry forwards of $4,615,303 and $1,572,261, respectively, that may be available to reduce future years’ taxable income in varying amounts through 2042. As of December 31, 2024, the Company has a net deferred tax asset of $1,131,379. The Company had no amounts recorded for uncertain tax positions, interest or penalties in the accompanying financial statements. The Company regularly assesses its tax positions and adjusts amounts recorded as necessary to ensure compliance with applicable tax laws and regulations.

Deferred income tax assets and liabilities at December 31, 2024 and 2023, consisted of the following temporary differences and carry-forward items:

	December 31, 2024		December 31, 2023
Deferred tax assets
Deductible temporary differences, net		$974,718	$62,000
Loss carryforwards		4,615,303	1,572,261
Expected tax rate		24.6%	25.7%
Total deferred tax assets		1,374,838	419,188

Deferred tax liabilities
Deductible temporary differences, net		989,890	232,958
Expected tax rate		24.6%	25.7%
Total deferred tax liabilities		243,459	59,754

Deferred tax valuation allowance		(1,131,379)	(359,434)
Net deferred tax asset	$		$-

The components for the income tax expense:

	December 31, 2024	December 31, 2023
Taxable income
Financial statement pretax loss	$(3,239,916)	$(1,617,461)
Non-deductible expenses	8,978	713,812
Total taxable income	(3,230,938)	(903,649)

Decrease (increase) in taxable temporary differences	(756,932)	93,552
Increase in deductible temporary differences	912,718	58,300
Federal taxable loss	$(3,075,152)	$(751,797)